TRANSACTIONS AND BALANCES WITH RELATED PARTIES, Group's Key Personnel Compensation (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Key personnel compensation [Abstract]
Key management personnel compensation	S/ 76,501	S/ 62,377
Director's Compensation [Member]
Key personnel compensation [Abstract]
Key management personnel compensation	7,850	6,862
Remunerations [Member]
Key personnel compensation [Abstract]
Key management personnel compensation	40,201	45,164
Stock Awards [Member]
Key personnel compensation [Abstract]
Key management personnel compensation	S/ 28,450	S/ 10,351